UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.): 	[ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: MEAG New York Corporation
Address: 540 Madison Ave 6th floor
New York, NY 10022

Form 13F File Number: 28-05819

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Kerris Wigfall
Title: Chief Compliance Officer
Phone: 212-583-4835

Signature, Place, and Date of Signing:
____________________ _____________________________ __________
[Signature] 			[City, State] 				[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 	Name

28-05819	MEAG New York Corporation
[Repeat as necessary.]
Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 105

Form 13F Information Table Value Total: $103,908
					(thousands)

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No. 			Form 13F File Number 		Name
____ 			28-05819 			MEAG NY Corp

[Repeat as necessary.]

Run Date:  05/13/09
Run Time:  10:17am
NAME OF ISSUER           TITLE OF CLASS   CUSIP          VALUE    SHRS ORSH/PUT/  INVESTMENT     OTHER    VOTING  AUHORITY
                                         NUMBER       (x$1000)    PRN AMTPRNCALL  DISCRETION  MANAGERS      SOLE    SHARED      NONE
Baxter International Inc.Common Stock  071813109           922     18,000 SH            NONE                                       X
eBay Inc.                Common Stock  278642103           296     23,600 SH            NONE                                       X
Quest Diagnostics Inc.   Common Stock  74834L100           489     10,300 SH            NONE                                       X
Lowe's Companies Inc.    Common Stock  548661107           652     35,700 SH            NONE                                       X
Praxair Inc.             Common Stock  74005P104           377      5,600 SH            NONE                                       X
Illinois Tool Works Inc. Common Stock  452308109           201      6,500 SH            NONE                                       X
T. Rowe Price Group Inc. Common Stock  74144T108           202      7,000 SH            NONE                                       X
Alberto-Culver Co. (New) Common Stock  013078100           335     14,800 SH            NONE                                       X
National Oilwell Varco InCommon Stock  637071101           474     16,500 SH            NONE                                       X
Safeway Inc.             Common Stock  786514208           315     15,600 SH            NONE                                       X
Campbell Soup Co.        Common Stock  134429109           328     12,000 SH            NONE                                       X
Coca-Cola Co., The       Common Stock  191216100         1,956     44,500 SH            NONE                                       X
Kraft Foods Inc.         Common Stock  50075N104           760     34,100 SH            NONE                                       X
ELECTRONIC ARTS INC.     Common Stock  285512109           375     20,600 SH            NONE                                       X
MCCORMICK & CO. INC.     Common Stock  579780206           293      9,900 SH            NONE                                       X
SYSCO CORP.              Common Stock  871829107           219      9,600 SH            NONE                                       X
Sonoco Products Co.      Common Stock  835495102           199      9,500 SH            NONE                                       X
Xilinx Inc.              Common Stock  983919101           399     20,800 SH            NONE                                       X
CME Group Inc.           Common Stock  12572Q105           370      1,500 SH            NONE                                       X
People's United FinancialCommon Stock  712704105           386     21,500 SH            NONE                                       X
Time Warner Inc.         Common Stock  887317303           601     31,133 SH            NONE                                       X
Verizon Communications InCommon Stock  92343V104         1,830     60,600 SH            NONE                                       X
Microsoft Corp.          Common Stock  594918104         2,991    162,800 SH            NONE                                       X
SPX Corp.                Common Stock  784635104           273      5,800 SH            NONE                                       X
Forest Laboratories Inc. Common Stock  345838106           272     12,400 SH            NONE                                       X
Costco Wholesale Corp.   Common Stock  22160K105           422      9,100 SH            NONE                                       X
PG & E Corp.             Common Stock  69331C108           378      9,900 SH            NONE                                       X
Colgate-Palmolive Co.    Common Stock  194162103           672     11,400 SH            NONE                                       X
Johnson & Johnson        Common Stock  478160104         2,388     45,400 SH            NONE                                       X
Bristol-Myers Squibb Co. Common Stock  110122108           614     28,000 SH            NONE                                       X
Analog Devices Inc.      Common Stock  032654105           509     26,400 SH            NONE                                       X
GAP INC.                 Common Stock  364760108           335     25,800 SH            NONE                                       X
Pactiv Corp.             Common Stock  695257105           144      9,900 SH            NONE                                       X
Nucor Corp.              Common Stock  670346105           477     12,500 SH            NONE                                       X
EQT Corp.                Common Stock  26884L109           282      9,000 SH            NONE                                       X
St. Jude Medical Inc.    Common Stock  790849103           658     18,100 SH            NONE                                       X
EMC Corp. (Mass.)        Common Stock  268648102           529     46,400 SH            NONE                                       X
Pepsico Inc.             Common Stock  713448108         1,560     30,300 SH            NONE                                       X
Mckesson Corp.           Common Stock  58155Q103           442     12,600 SH            NONE                                       X
Wells Fargo & Co.        Common Stock  949746101           573     40,271 SH            NONE                                       X
APPLIED MATERIALS INC.   Common Stock  038222105           641     59,600 SH            NONE                                       X
Disney Co., The Walt     Common Stock  254687106           685     37,700 SH            NONE                                       X
Intl Business Machines CoCommon Stock  459200101         2,694     27,800 SH            NONE                                       X
STAPLES INC.             Common Stock  855030102           610     33,700 SH            NONE                                       X
Corning Inc.             Common Stock  219350105           445     33,500 SH            NONE                                       X
Franklin Resources Inc.  Common Stock  354613101           183      3,400 SH            NONE                                       X
Dean Foods Co.           Common Stock  242370104           269     14,900 SH            NONE                                       X
Starbucks Corp.          Common Stock  855244109           259     23,300 SH            NONE                                       X
Time Warner Cable Inc.   Common Stock  88732J207           429     17,281 SH            NONE                                       X
U.S. Bancorp             Common Stock  902973304        34,914  2,389,755 SH            SOLE
PNC FINANCIAL SERVICES GRCommon Stock  693475105           485     16,547 SH            NONE                                       X
GENERAL MILLS INC.       Common Stock  370334104           419      8,400 SH            NONE                                       X
Amgen Inc.               Common Stock  031162100         1,129     22,800 SH            NONE                                       X
DEERE & CO.              Common Stock  244199105           470     14,300 SH            NONE                                       X
Cisco Systems Inc.       Common Stock  17275R102         2,121    126,500 SH            NONE                                       X
Hewlett-Packard Co.      Common Stock  428236103         1,776     55,400 SH            NONE                                       X
QUALCOMM Inc.            Common Stock  747525103         1,638     42,100 SH            NONE                                       X
Target Corp.             Common Stock  87612E106           836     24,300 SH            NONE                                       X
Wyeth                    Common Stock  983024100           435     10,100 SH            NONE                                       X
Northern Trust Corp.     Common Stock  665859104           437      7,300 SH            NONE                                       X
Coach Inc.               Common Stock  189754104           209     12,500 SH            NONE                                       X
Symantec Corp.           Common Stock  871503108           641     42,900 SH            NONE                                       X
Quanta Services Inc.     Common Stock  74762E102           450     21,000 SH            NONE                                       X
Kohl's Corp.             Common Stock  500255104           567     13,400 SH            NONE                                       X
Charles Schwab Corp.     Common Stock  808513105           308     19,900 SH            NONE                                       X
Noble Energy Inc.        Common Stock  655044105           361      6,700 SH            NONE                                       X
Emerson Electric Co.     Common Stock  291011104           617     21,600 SH            NONE                                       X
BARD INC. C.R.           Common Stock  067383109           446      5,600 SH            NONE                                       X
Fedex Corp.              Common Stock  31428X106           289      6,500 SH            NONE                                       X
Church & Dwight Co. Inc. Common Stock  171340102           355      6,800 SH            NONE                                       X
APACHE CORP.             Common Stock  037411105           340      5,300 SH            NONE                                       X
Adobe Systems Inc.       Common Stock  00724F101           394     18,400 SH            NONE                                       X
Comerica Inc.            Common Stock  200340107           302     16,500 SH            NONE                                       X
Cameron International CorCommon Stock  13342B105           143      6,500 SH            NONE                                       X
ALLERGAN INC.            Common Stock  018490102           616     12,900 SH            NONE                                       X
3M Co.                   Common Stock  88579Y101           880     17,700 SH            NONE                                       X
McDonald's Corp.         Common Stock  580135101         1,310     24,000 SH            NONE                                       X
U.S. Bancorp             Common Stock  902973304           590     40,400 SH            NONE                                       X
KELLOGG CO.              Common Stock  487836108           209      5,700 SH            NONE                                       X
GOLDMAN SACHS GROUP INC. Common Stock  38141G104           360      3,400 SH            NONE                                       X
Genzyme Corp.            Common Stock  372917104           665     11,200 SH            NONE                                       X
STATE STREET CORP.       Common Stock  857477103           659     21,400 SH            NONE                                       X
NIKE INC.                Common Stock  654106103           816     17,400 SH            NONE                                       X
EOG Resources Inc.       Common Stock  26875P101           493      9,000 SH            NONE                                       X
Merck & Co. Inc.         Common Stock  589331107           904     33,800 SH            NONE                                       X
Air Products & Chemicals Common Stock  009158106           321      5,700 SH            NONE                                       X
Bank of New York Mellon CCommon Stock  064058100           571     20,200 SH            NONE                                       X
First Solar Inc.         Common Stock  336433107           265      2,000 SH            NONE                                       X
XTO Energy Inc.          Common Stock  98385X106           720     23,500 SH            NONE                                       X
Cummins Inc.             Common Stock  231021106           171      6,700 SH            NONE                                       X
Devon Energy Corp.       Common Stock  25179M103           706     15,800 SH            NONE                                       X
CVS Caremark Corp.       Common Stock  126650100         1,014     36,900 SH            NONE                                       X
Johnson Controls Inc.    Common Stock  478366107           163     13,600 SH            NONE                                       X
Gilead Sciences Inc.     Common Stock  375558103         1,473     31,800 SH            NONE                                       X
Intel Corp.              Common Stock  458140100         2,151    142,900 SH            NONE                                       X
Procter & Gamble Co., TheCommon Stock  742718109         2,868     60,900 SH            NONE                                       X
Norfolk Southern Corp.   Common Stock  655844108           530     15,700 SH            NONE                                       X
JPMorgan Chase & Co.     Common Stock  46625H100         2,312     87,000 SH            NONE                                       X
United Technologies Corp.Common Stock  913017109           314      7,300 SH            NONE                                       X
EXPEDITORS INTL OF WASH. Common Stock  302130109           212      7,500 SH            NONE                                       X
Itron Inc.               Common Stock  465741106           308      6,500 SH            NONE                                       X
Bed Bath & Beyond Inc.   Common Stock  075896100           517     20,900 SH            NONE                                       X

Report Name:  -Sec13f
Filter 01:  PortfoliMTF/HLD:-EQ-All
Filter 02:  Quantity    HLD:0